Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 519	$ 593
Cost method	8	12
Total	$ 527	$ 605